Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
13.	Stock-Based Compensation

Stock-based compensation expenses related to Management Incentive Units for the three months ended March 31, 2021 and 2020 were as follows (in thousands):

	Three Months Ended March 31,
	2021	2020
Cost of revenue	$15	$16
Research and development	28	32
Sales and marketing	68	77
General and administrative	28	32

Total stock-based compensation	$139	$157

As of March 31, 2021, unrecognized stock-based compensation expense by award type and their expected weighted-average recognition periods are summarized in the following table (in thousands):

MIU
Unrecognized stock-based compensation expense	$2,084
Weighted-average amortization period	3.75 years

The Company estimates the fair value of each Management Incentive Unit on the date of grant using a Monte Carlo simulation and using the assumptions disclosed in the table below. The holding period is the expected period until a major liquidity event is expected to occur. The expected volatility assumption is based on the historical volatility of a peer group of publicly traded companies. The discount for lack of marketability is driven by (i) the assumed participation threshold as outlined in Management Incentive Units Agreements and (ii) the assumed holding period of two years. The risk-free rate for the expected term of the awards is based on U.S. Treasury zero-coupon issues at the time of grant.

The weighted average assumptions used to value Management Incentive Units during the periods presented are as follows:

	March 31, 2021	December 31, 2020
Holding period	2.0	2.0
Volatility	45.0%	45.0%
Discount for lack of marketability	28.0%	28.0%
Risk-free rate	1.6%	1.6%

Management Incentive Units activities for the three months ended March 31, 2021 are summarized as follows:

	Number of Shares	Weighted Average Grant Date Fair Value	Holing Period (in years)
Balance at December 31, 2020	3,518,096	0.79	2
Granted	—	—	—
Vested	(703,619)	0.79	2
Forfeited	—	—	—

Balance at March 31, 2021	2,814,477	$0.79	2

12.	Stock-Based Compensation

Stock-based compensation expenses related to Management Incentive Units for the years ended December 31, 2020, 2019 and 2018 were as follows (in thousands):

	Year December 31,
	2020	2019	2018
Cost of Revenue	$57	$—	$—
Sales and marketing	113	—	—
General and administrative	273	—	—
Research and development	113	—	—

Total stock-based compensation expenses	$556	$—	$—

As of December 31, 2020, unrecognized stock-based compensation expense by award type and their expected weighted-average recognition periods are summarized in the following table (in thousands):

Management Incentive Units
Unrecognized stock-based compensation expense	$2,223
Weighted-average amortization period	4.0 years

For the twelve months ended December 31, 2020 there were no new grants, vesting or forfeitures. The Company estimates the fair value of each Management Incentive Unit on the date of grant using a Monte Carlo simulation and using the assumptions disclosed in the table below. The holding period is the expected period until a major liquidity event is expected to occur. The expected volatility assumption is based on the historical volatility of a peer group of publicly traded companies. The discount for lack of marketability is driven by (i) the assumed participation threshold as outlined in Management Incentive Units Agreements and (ii) the assumed holding period of two years. The risk-free rate for the expected term of the awards is based on U.S. Treasury zero-coupon issues at the time of grant.

The weighted average assumptions used to value Management Incentive Units during the periods presented are as follows:

	Years ended December 31,
	2020	2019	2018
Holding period	2.0	2.0	—
Volatility	45.0%	45.0%	—
Discount for lack of marketability	28.0%	28.0%	—
Risk-free rate	1.6%	1.6%	—

Management Incentive Units activities for the years ended December 31, 2018, 2019 and 2020 are summarized as follows:

	Number of shares	Weighted Average Grant Date Fair Value	Holding Period (in years)
Balance at December 31, 2018	—	—	—

Granted	3,518,096	0.79	2
Vested	—	—	—
Forfeited	—	—	—

Balance at December 31, 2019	3,518,096	0.79	2

Granted	—	—	—
Vested	—	—	—
Forfeited	—	—	—

Balance at December 31, 2020	3,518,096	$0.79	2